Organization and Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Organization and Operations [Abstract]
Organization and Operations
Note 1 - Organization and Operations

ACE Consulting Management, Inc. (the “Company”) was incorporated on September 19, 2003 under the laws of the State of Delaware.  The Company engages in consulting to corporations to improve growth strategies, performance enhancement and maximization of shareholder value.

Note 1 - Organization and Operations

ACE Consulting Management, Inc. (the “Company”) was incorporated on September 19, 2003 under the laws of the State of Delaware.  The Company engages in consulting to corporations to improve growth strategies, performance enhancement and maximization of shareholder value.